BANK LOANS (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Short-Term Debt [Line Items]
Short-term and long-term bank loans	$ 7.9
Short-term and long-term bank loans maturity date description	mature on various dates from July 17, 2025 to October 31, 2027
Weighted average interest rates on short-term and long-term debts	3.99%	4.43%
Interest expense	$ 0.2	$ 0.2
Short-Term Debt [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt interest rate	3.45%
Short-Term Debt [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt interest rate	4.31%
Long-Term Debt [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt interest rate	3.40%
Debt interest rate description	floating interest rates at the 1-year China Loan Prime Rate (“LPR”) plus 40 to 105 basis points
Long-Term Debt [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt interest rate	4.15%